Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Income Taxes [Line Items]
Current income tax expenses	$ 3,648,845	$ 2,191,989	$ 9,423,185	$ 3,296,448
Deferred income tax benefits			142,063
Unrecognized tax benefits
Interest and penalties
Minimum [Member]
Income Taxes [Line Items]
Term of statute of limitations			3 years
Maximum [Member]
Income Taxes [Line Items]
Term of statute of limitations			5 years
Singapore [Member]
Income Taxes [Line Items]
Imposed at a flat rate			17.00%
Preferential income tax rate			5.00%
Vietnam [Member]
Income Taxes [Line Items]
Imposed at a flat rate			20.00%
Preferential income tax rate			17.00%		8.50%
China [Member]
Income Taxes [Line Items]
Imposed at a flat rate			25.00%
Ethiopia [Member]
Income Taxes [Line Items]
Imposed at a flat rate			30.00%